Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 - RELATED PARTY TRANSACTIONS

The table below sets the major related parties and their relationships with the Company:

Name of related parties	Relationship with the Company
Yingkai Xu	Serving as a shareholder, CEO and Chairman of the Board of Directors of Mingteng International, as well as the husband of the board member, Jingzhu Ding.
Jingzhu Ding	Serving as a shareholder and Director of Mingteng International, wife of the CEO and Chairman.
Wuxi Kaiteng Mold Factory	Ms. Jingzhu Ding owns 100% equity interest.

Significant transactions with related parties were as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Purchase from related parties:
Wuxi Kaiteng Mold Factory(1)	$151,947	$187,231
Subtotal	$151,947	$187,231

(1)	The Company purchases processing services from Wuxi Kaiteng Mold Factory.

The following represented related party balances as of June 30, 2026 and December 31, 2025:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Amounts due to related parties
Wuxi Kaiteng Mold Factory	$239,105	$308,822
Subtotal	$239,105	$308,822

Amounts due to Wuxi Kaiteng Mold Factory represent amounts provided for processing services that the Company purchased from Wuxi Kaiteng Mold Factory.